STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 621,507	$ (834)	$ (1,000)	$ 1,910,487
Adjustments to reconcile net income (loss) to net cash used in operations:
Warrant issuance costs				18,797
Net gain on investments held in Trust Account	(189,482)			(23,715)
Loss on sale of private warrants				1,253,928
Change in fair value of warrant liability	(1,156,965)		0	(3,517,171)
Changes in operating assets and liabilities:
Accounts payable	33,608			16,863
Accrued expenses	135,001		1,000	30,749
Prepaid expenses	71,839			(302,590)
Franchise tax payable	34,400			65,600
Net cash used in operating activities	(450,092)	(834)		(547,052)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(128,397,500)
Net cash used in investing activities				(128,397,500)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriter's discount paid				126,000,000
Proceeds from promissory note - related party		150,000		155,000
Repayment of promissory note - related party				(155,000)
Proceeds from issuance of Founder Shares to Sponsor			25,000
Proceeds from sale of private warrants				4,299,500
Offering costs paid		(157,239)		(580,140)
Net cash used in financing activities		(7,239)	25,000	129,719,360
Net Change in Cash	(450,092)	(8,073)	25,000	774,808
Cash - Beginning of Period	799,808	25,000	0	25,000
Cash - End of Period	$ 349,716	$ 16,927	$ 25,000	$ 799,808